Group plc balance sheet (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statements [Line Items]
Cash	£ 493	£ 439
Dividends to shareholders	2,500
British Telecommunications plc [Member]
Statements [Line Items]
Cash	310	232
Cash equivalents	1,135	56
Dividends received	1,614	£ 2,057
Dividends to shareholders	£ 2,500